DEBT - Paycheck Protection Program Loan (PPP Loan) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) payment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Apr. 13, 2020 USD ($)
Debt Instrument [Line Items]
Aggregate amount of loan		$ 152,782	$ 187,156
Gain on extinguishment of PPP loan		2,009	5,868
Paycheck Protection Program (PPP)
Debt Instrument [Line Items]
Aggregate amount of loan		$ 0	$ 2,000
Average monthly payroll expenses, maximum					2.5
Paycheck Protection Program (PPP) | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Amount of loan	$ 1,576			$ 2	$ 4,292
Loan term (in months)				10 months
Fixed interest rate (in percent)	0.01%			0.01%
Number of payments | payment	45
Paycheck Protection Program (PPP) | Secured Debt | Line of Credit | Minimum
Debt Instrument [Line Items]
Loan term (in months)				8 months
Paycheck Protection Program (PPP) | Secured Debt | Line of Credit | Maximum
Debt Instrument [Line Items]
Loan term (in months)				24 months